Janus Henderson Research Fund

Schedule of Investments (unaudited)

December 31, 2022

Shares or Principal Amounts		Value
Common Stocks– 99.9%
Aerospace & Defense – 2.1%
General Dynamics Corp	622,170	$154,366,599
Howmet Aerospace Inc	3,755,644	148,009,930
		302,376,529
Air Freight & Logistics – 2.5%
United Parcel Service Inc	2,061,352	358,345,432
Automobiles – 0.9%
Rivian Automotive Inc - Class A*,#	2,351,114	43,331,031
Tesla Inc*	626,275	77,144,555
		120,475,586
Beverages – 1.6%
Constellation Brands Inc	952,125	220,654,969
Biotechnology – 5.0%
AbbVie Inc	2,151,429	347,692,441
Horizon Therapeutics PLC*	577,127	65,677,053
Regeneron Pharmaceuticals Inc*	65,316	47,124,841
Sarepta Therapeutics Inc*	628,578	81,451,137
United Therapeutics Corp*	272,271	75,715,842
Vertex Pharmaceuticals Inc*	294,423	85,023,474
		702,684,788
Capital Markets – 1.5%
Blackstone Group Inc	984,468	73,037,681
Charles Schwab Corp	1,057,355	88,035,377
LPL Financial Holdings Inc	242,319	52,382,098
		213,455,156
Chemicals – 0.8%
Sherwin-Williams Co	498,350	118,273,405
Diversified Financial Services – 0.6%
Apollo Global Management Inc	1,248,699	79,654,509
Entertainment – 1.1%
Liberty Media Corp-Liberty Formula One*	2,569,400	153,598,732
Equity Real Estate Investment Trusts (REITs) – 0.8%
American Tower Corp	551,027	116,740,580
Health Care Equipment & Supplies – 1.0%
Abbott Laboratories	566,445	62,189,997
Edwards Lifesciences Corp*	998,711	74,513,828
		136,703,825
Health Care Providers & Services – 3.2%
Centene Corp*	486,330	39,883,923
UnitedHealth Group Inc	777,861	412,406,345
		452,290,268
Hotels, Restaurants & Leisure – 3.6%
Booking Holdings Inc*	169,367	341,321,928
Caesars Entertainment Inc*	1,673,375	69,612,400
Chipotle Mexican Grill Inc*	71,109	98,663,026
		509,597,354
Household Products – 1.9%
Procter & Gamble Co	1,736,539	263,189,851
Industrial Conglomerates – 0.5%
Honeywell International Inc	340,297	72,925,647
Information Technology Services – 6.5%
Fidelity National Information Services Inc	497,390	33,747,912
Global Payments Inc	323,762	32,156,042
Mastercard Inc	1,208,271	420,152,075
Snowflake Inc - Class A*	293,557	42,137,172
Visa Inc	1,874,675	389,482,478
		917,675,679
Insurance – 0.6%
Aon PLC - Class A	283,675	85,142,215
Interactive Media & Services – 5.4%
Alphabet Inc - Class C*	8,665,240	768,866,745
Internet & Direct Marketing Retail – 4.4%
Amazon.com Inc*	7,451,967	625,965,228
Life Sciences Tools & Services – 1.1%
Danaher Corp	215,564	57,214,997
Illumina Inc*	167,323	33,832,711
Thermo Fisher Scientific Inc	107,243	59,057,648
		150,105,356

Shares or Principal Amounts		Value
Common Stocks– (continued)
Machinery – 2.6%
Deere & Co	577,063	$247,421,532
Ingersoll Rand Inc	2,231,045	116,572,101
		363,993,633
Oil, Gas & Consumable Fuels – 1.6%
EOG Resources Inc	1,751,268	226,824,231
Personal Products – 0.1%
Olaplex Holdings Inc*	3,475,713	18,108,465
Pharmaceuticals – 3.5%
AstraZeneca PLC (ADR)	2,019,901	136,949,288
Eli Lilly & Co	496,091	181,489,931
Merck & Co Inc	1,204,410	133,629,289
Novartis AG (ADR)	517,297	46,929,184
		498,997,692
Professional Services – 1.2%
CoStar Group Inc*	2,188,401	169,119,629
Road & Rail – 1.5%
JB Hunt Transport Services Inc	729,480	127,192,133
Uber Technologies Inc*	3,326,869	82,273,470
		209,465,603
Semiconductor & Semiconductor Equipment – 10.7%
Advanced Micro Devices Inc*	2,881,503	186,634,949
ASML Holding NV	437,346	238,965,854
KLA Corp	355,663	134,095,621
Lam Research Corp	499,949	210,128,565
Marvell Technology Inc	930,418	34,462,683
NVIDIA Corp	3,163,438	462,304,829
ON Semiconductor Corp*	1,073,856	66,976,399
Teradyne Inc	939,667	82,079,912
Texas Instruments Inc	652,228	107,761,110
		1,523,409,922
Software – 18.6%
Adobe Inc*	491,059	165,256,085
Atlassian Corp - Class A*	1,264,346	162,696,043
Autodesk Inc*	354,366	66,220,374
Cadence Design Systems Inc*	975,308	156,673,477
Microsoft Corp	6,523,215	1,564,397,421
ServiceNow Inc*	293,152	113,822,127
Synopsys Inc*	484,034	154,547,216
Tyler Technologies Inc*	199,695	64,383,665
Workday Inc - Class A*	1,160,524	194,190,481
		2,642,186,889
Specialty Retail – 3.3%
O'Reilly Automotive Inc*	268,124	226,304,700
TJX Cos Inc	3,109,859	247,544,776
		473,849,476
Technology Hardware, Storage & Peripherals – 6.5%
Apple Inc	7,112,531	924,131,153
Textiles, Apparel & Luxury Goods – 2.6%
Deckers Outdoor Corp*	467,147	186,466,397
NIKE Inc - Class B	1,611,896	188,607,951
		375,074,348
Trading Companies & Distributors – 1.0%
Ferguson PLC	1,061,895	134,828,808
Wireless Telecommunication Services – 1.6%
T-Mobile US Inc*	1,666,818	233,354,520
Total Common Stocks (cost $9,728,937,706)		14,162,066,223
Private Placements– 0%
Health Care Equipment & Supplies – 0%
MedicaMetrix Inc*,¢,£,§((cost $3,000,000)	2,727,273	3
Investments Purchased with Cash Collateral from Securities Lending– 0%
Time Deposits – 0%
Royal Bank of Canada, 4.3100%, 1/3/23((cost $4,036,725)	$4,036,725	4,036,725
Total Investments (total cost $9,735,974,431) – 99.9%		14,166,102,951
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		18,359,264
Net Assets – 100%		$14,184,462,215

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$13,743,258,625	97.0%
Netherlands	238,965,854	1.7
United Kingdom	136,949,288	1.0
Switzerland	46,929,184	0.3

Total	$14,166,102,951	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/22
Private Placements - 0.0%
Health Care Equipment & Supplies - 0.0%
MedicaMetrix Inc*,¢,§	$-	$-	$-	$3
Investment Companies - N/A
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 4.2633%ºº	243,786	1,313	-	-
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.1397%ºº	5,677∆	-	-	-
Total Affiliated Investments - 0.0%	$249,463	$1,313	$-	$3

(1) For securities that were affiliated for a portion of the period ended December 31, 2022, this column reflects amounts for the entire period ended December 31, 2022 and not just the period in which the security was affiliated.

	Value at 9/30/22	Purchases	Sales Proceeds	Value at 12/31/22
Private Placements - 0.0%
Health Care Equipment & Supplies - 0.0%
MedicaMetrix Inc*,¢,§	3	-	-	3
Investment Companies - N/A
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 4.2633%ºº	13,038,186	234,954,520	(247,994,019)	-
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.1397%ºº	1,275,965	97,547,382	(98,823,347)	-

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of December 31, 2022.
#	Loaned security; a portion of the security is on loan at December 31, 2022.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended December 31, 2022 is $3, which represents 0.0% of net assets.
£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of December 31, 2022)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
MedicaMetrix Inc	1/26/21	$3,000,000	$3	0.0%

The Fund has registration rights for certain restricted securities held as of December 31, 2022. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$14,162,066,223	$-	$-
Private Placements	-	-	3
Investments Purchased with Cash Collateral from Securities Lending	-	4,036,725	-
Total Assets	$14,162,066,223	$4,036,725	$3

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. The value of the securities of other mutual funds held by a Fund, if any, will be calculated using the NAV of such mutual funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2022.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70248 03-23